Concentrations and Risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) customer	Dec. 31, 2024 CNY (¥) customer	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentrations and Risks
Number of customers | customer	2	2
Cash and cash equivalents, term deposits and short-term investments
Concentrations and Risks
Cash and cash equivalents, term deposits and short-term investments denominated in RMB subject to government controls | ¥	¥ 2,363.8	¥ 2,807.9
Customer concentration
Concentrations and Risks
Percentage of appreciation rate	2.00%				2.00%
Percentage of depreciation rate		1.00%	2.00%	9.00%